Summary of Significant Accounting Policies - Schedule of Convertible Debt Measured at Fair Value (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounting Policies [Abstract]
Derivative liabilities: Embedded conversion features - notes	$ 673,788	$ 752,997
Total derivative liability	673,788
Change in fair value included in other income (expense), net	$ (105,600)	$ (92,382)